Pay vs Performance Disclosure	12 Months Ended
	Dec. 29, 2023 USD ($)	Dec. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 25, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The following table sets forth additional compensation information of our Principal Executive Officer (PEO) and our other (non-PEO) NEOs along with total shareholder return, net income, and GAAP revenue growth performance results for our fiscal years 2020, 2021, 2022 and 2023.
Year(1)	Summary Comp Table Total for PEO(2)	Compensation Actually Paid to PEO(3)(4)	Average Summary Comp Table Total for non-PEO NEOs(2)	Average Compensation Actually Paid to non-PEO NEOs(3)(5)	Company’s Total Shareholder Return(6)	Peer Group Total Shareholder Return(6)	GAAP Net Income	GAAP Revenue Growth(7)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	$5,043,765	$4,314,644	$1,840,096	$1,751,380	$146	$277	($31,300,000)	-27%
2022	$4,240,224	($505,754)	$1,875,513	$597,671	$142	$123	$40,400,000	13%
2021	$5,201,766	$11,184,818	$1,754,208	$4,029,427	$245	$219	$119,500,000	50%
2020	$3,417,579	$5,684,347	$1,571,782	$2,441,747	$135	$145	$77,600,000	31%
(1)	NEOs included in the above compensation columns reflect the following:
Year	PEO #1	NON-PEO NEOs
2023	Mr. Scholhamer	Messrs. Chinnasami, Cook, and McKibben and Ms. Savage
2022	Mr. Scholhamer	Messrs. Chinnasami, Cook, and McKibben and Ms. Savage
2021	Mr. Scholhamer	Messrs. Chinnasami, Williams, and Bentick and Ms. Savage
2020	Mr. Scholhamer	Messrs. Chinnasami, Williams, and Bentick and Ms. Savage
(2)
Amounts reported in this column represent (i) the total compensation as reported in the Summary Compensation Table for the applicable year in the case of our PEO and (ii) the average of the total compensation as reported in the Summary Compensation Table for the Company’s other NEOs for the applicable year.

(3)
SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay versus Performance Table. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. In general, “compensation actually paid” is calculated as Summary Compensation Table total compensation adjusted to include the fair market value of equity awards as of last day of the applicable fiscal year or, if earlier, the vesting date (rather than the grant date).

(4)	Compensation Actually Paid to our PEO reflects the following adjustments from total compensation reported in the Summary Compensation Table:
2023
Total Reported in Summary Compensation Table (SCT)	$5,043,765
Less, value of Stock Awards reported in SCT	($3,507,146)
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	$3,959,355
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	($3,327,125)
Plus, FMV of Awards Granted this Year and that Vested this Year	$0
Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested this year	$2,145,795
Less Prior Year Fair Value of Prior Year awards that Failed to vest this Year	$0
Total Adjustments	($729,121)
Actual Compensation Paid	$4,314,644
(5)	The average Compensation Actually Paid to the non-PEO NEOs reflects the following adjustments from Total compensation reported in the Summary Compensation Table:
2023
Total Reported in Summary Compensation Table (SCT)	$1,840,096
Less, value of Stock Awards reported in SCT	($942,540)
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	$1,077,483
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	($861,772)
Plus, FMV of Awards Granted this Year and that Vested this Year	$0
Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested this year	$638,113
Less Prior Year Fair Value of Prior Year awards that Failed to vest this Year	$0
Total Adjustments	($88,716)
Actual Compensation Paid	$1,751,380
(6)
Peer group TSR reflects the RDG Semiconductor Composite Index performance as reflected in our Annual Report on Form 10-K for the fiscal year ended December 29, 2023 pursuant to Item 201(e) of Regulation S-K. For the Company and peer group TSR, each year reflects what the cumulative value of $100 would be, including reinvestment of dividends, if such amount were invested on December 28, 2019.

(7)
GAAP Revenue Growth is used as the Company selected metric and it is part of our annual incentive program and the primary component of our PSUs which measures relative revenue growth against a select group of performance peers.

Company Selected Measure Name	GAAP Revenue Growth
Named Executive Officers, Footnote
(1)	NEOs included in the above compensation columns reflect the following:
Year	PEO #1	NON-PEO NEOs
2023	Mr. Scholhamer	Messrs. Chinnasami, Cook, and McKibben and Ms. Savage
2022	Mr. Scholhamer	Messrs. Chinnasami, Cook, and McKibben and Ms. Savage
2021	Mr. Scholhamer	Messrs. Chinnasami, Williams, and Bentick and Ms. Savage
2020	Mr. Scholhamer	Messrs. Chinnasami, Williams, and Bentick and Ms. Savage

Peer Group Issuers, Footnote
(6)
Peer group TSR reflects the RDG Semiconductor Composite Index performance as reflected in our Annual Report on Form 10-K for the fiscal year ended December 29, 2023 pursuant to Item 201(e) of Regulation S-K. For the Company and peer group TSR, each year reflects what the cumulative value of $100 would be, including reinvestment of dividends, if such amount were invested on December 28, 2019.

PEO Total Compensation Amount	$ 5,043,765	$ 4,240,224	$ 5,201,766	$ 3,417,579
PEO Actually Paid Compensation Amount	$ 4,314,644	(505,754)	11,184,818	5,684,347
Adjustment To PEO Compensation, Footnote
(4)	Compensation Actually Paid to our PEO reflects the following adjustments from total compensation reported in the Summary Compensation Table:
2023
Total Reported in Summary Compensation Table (SCT)	$5,043,765
Less, value of Stock Awards reported in SCT	($3,507,146)
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	$3,959,355
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	($3,327,125)
Plus, FMV of Awards Granted this Year and that Vested this Year	$0
Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested this year	$2,145,795
Less Prior Year Fair Value of Prior Year awards that Failed to vest this Year	$0
Total Adjustments	($729,121)
Actual Compensation Paid	$4,314,644

Non-PEO NEO Average Total Compensation Amount	$ 1,840,096	1,875,513	1,754,208	1,571,782
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,751,380	597,671	4,029,427	2,441,747
Adjustment to Non-PEO NEO Compensation Footnote
(5)	The average Compensation Actually Paid to the non-PEO NEOs reflects the following adjustments from Total compensation reported in the Summary Compensation Table:
2023
Total Reported in Summary Compensation Table (SCT)	$1,840,096
Less, value of Stock Awards reported in SCT	($942,540)
Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	$1,077,483
Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	($861,772)
Plus, FMV of Awards Granted this Year and that Vested this Year	$0
Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested this year	$638,113
Less Prior Year Fair Value of Prior Year awards that Failed to vest this Year	$0
Total Adjustments	($88,716)
Actual Compensation Paid	$1,751,380

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between the Company’s Pay and Performance:
Below are graphs showing the relationship of “compensation actually paid” (CAP) to our Chief Executive Officer and other named executive officers in 2020, 2021, 2022, and 2023 to (1) TSR of both the Company and the RDG Semiconductor Composite Index, (2) the Company’s net income and (3) the Company’s GAAP revenue growth.

Compensation Actually Paid vs. Net Income
Relationship Between the Company’s Pay and Performance:
Below are graphs showing the relationship of “compensation actually paid” (CAP) to our Chief Executive Officer and other named executive officers in 2020, 2021, 2022, and 2023 to (1) TSR of both the Company and the RDG Semiconductor Composite Index, (2) the Company’s net income and (3) the Company’s GAAP revenue growth.

Compensation Actually Paid vs. Company Selected Measure
Relationship Between the Company’s Pay and Performance:
Below are graphs showing the relationship of “compensation actually paid” (CAP) to our Chief Executive Officer and other named executive officers in 2020, 2021, 2022, and 2023 to (1) TSR of both the Company and the RDG Semiconductor Composite Index, (2) the Company’s net income and (3) the Company’s GAAP revenue growth.

Total Shareholder Return Vs Peer Group
Relationship Between the Company’s Pay and Performance:
Below are graphs showing the relationship of “compensation actually paid” (CAP) to our Chief Executive Officer and other named executive officers in 2020, 2021, 2022, and 2023 to (1) TSR of both the Company and the RDG Semiconductor Composite Index, (2) the Company’s net income and (3) the Company’s GAAP revenue growth.

Tabular List, Table
The following is a list of financial performance and non-financial performance measures, which in the Company’s assessment, represent the most important measures used by the Company to link compensation actually paid to the NEOs for 2023:
(i)	GAAP Revenue Growth
(ii)	Non-GAAP Adjusted Operating Margin
(iii)	Relative Total Shareholder Return
(iv)	Free Cash Flow
(v)	Strategic Programs (ERP implementation, expense reduction, site optimization and product transition goals)
(vi)	Human Capital Goals
For additional details regarding these performance measures, please see the sections titled “Fiscal 2023 Cash Incentive Bonuses” and “Equity Compensation” in our Compensation Discussion and Analysis elsewhere in this Proxy Statement.

Total Shareholder Return Amount	$ 146	142	245	135
Peer Group Total Shareholder Return Amount	277	123	219	145
Net Income (Loss)	$ (31,300,000)	$ 40,400,000	$ 119,500,000	$ 77,600,000
Company Selected Measure Amount	(0.27)	0.13	0.50	0.31
PEO Name	Mr. Scholhamer	Mr. Scholhamer	Mr. Scholhamer	Mr. Scholhamer
Additional 402(v) Disclosure
As highlighted in our CD&A, one of our primary principles of our compensation program is to ensure that there is a substantial portion of compensation of executive officer pay that is at-risk and is highly dependent on the Company’s short-term and long-term financial, operation, and stock price performance.
For our executives, over 40% of their opportunity is tied to long-term equity incentives which will depend on our revenue growth and share price performance while roughly 20% of our executive pay is tied to annual financial and operational performance. We expect a stronger correlation to stock price performance and revenue growth through the combination of (a) having a significant portion of our pay tied to long-term incentives and (b) using PSUs linked to revenue growth and relative TSR as part of our annual long-term incentive mix. This relationship is highlighted in more detail in the next section.

Measure:: 1
Pay vs Performance Disclosure
Name	GAAP Revenue Growth
Measure:: 2
Pay vs Performance Disclosure
Name	Non-GAAP Adjusted Operating Margin
Measure:: 3
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
Measure:: 4
Pay vs Performance Disclosure
Name	Free Cash Flow
Measure:: 5
Pay vs Performance Disclosure
Name	Strategic Programs (ERP implementation, expense reduction, site optimization and product transition goals)
Measure:: 6
Pay vs Performance Disclosure
Name	Human Capital Goals
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (729,121)
PEO | Value of Stock Awards Reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,507,146)
PEO | Year-End Value of Awards Granted in Fiscal Year that are Unvested and Outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,959,355
PEO | Change in Fair Value of Prior Year Awards that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,327,125)
PEO | FMV of Awards Granted this Year and that Vested this Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value (from Prior Year-End) of Prior Year Awards that Vested this Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,145,795
PEO | Prior Year Fair Value of Prior Year Awards that Failed to Vest this Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(88,716)
Non-PEO NEO | Value of Stock Awards Reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(942,540)
Non-PEO NEO | Year-End Value of Awards Granted in Fiscal Year that are Unvested and Outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,077,483
Non-PEO NEO | Change in Fair Value of Prior Year Awards that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(861,772)
Non-PEO NEO | FMV of Awards Granted this Year and that Vested this Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value (from Prior Year-End) of Prior Year Awards that Vested this Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	638,113
Non-PEO NEO | Prior Year Fair Value of Prior Year Awards that Failed to Vest this Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0